CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY (DEFICIT) (USD $)	Total	Series B Preferred Stock	Series C Preferred Stock	Series D Preferred Stock	Series A Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Retained Earnings Series B Preferred Stock	Retained Earnings Series C Preferred Stock	Retained Earnings Series D Preferred Stock
Beginning Balance at Dec. 31, 2010	$ (27,111,328)				$ 1,125,000	$ 12,056	$ 9,934,980	$ (38,183,364)
Beginning Balance, Shares at Dec. 31, 2010					2,544,750	1,205,624
Stock-based compensation	250,044						250,044
Exercise of stock options	26,480					987	25,493
Exercise of stock options, Shares	98,700					98,700
Stock Grant for Services	75,000					273	74,727
Stock Grant for Services, Shares						27,275
Conversion of preferred stock, debt, and accrued interest into Common Stock and shares exchange in Merger	20,372,955				(1,125,000)	50,019	21,447,936
Conversion of preferred stock, debt, and accrued interest into Common Stock and shares exchange in Merger, Shares					(2,544,750)	5,001,854
Preferred Stock dividend payable forfeited	7,076,729						7,076,729
Warrant Liability forfeited	2,607,510						2,607,510
Merger Closing	11,847,916					43,050	11,804,866
Merger Closing, Shares						4,305,026
Issuance of common stock	1,000,000					4,237	995,763
Issuance of common stock, Shares						423,709
Issuance of warrants	173,736						173,736
Preferred stock dividends		(292,330)	(515,577)	(220,444)					(292,330)	(515,577)	(220,444)
Net loss	(9,219,220)							(9,219,220)
Ending Balance at Dec. 31, 2011	6,071,471					110,622	54,391,784	(48,430,935)
Ending Balance, Shares at Dec. 31, 2011						11,062,188
Stock-based compensation	495,077						495,077
Exercise of stock options	15,652					583	15,069
Exercise of stock options, Shares	58,341					58,340
Stock Grant for Services	21,375					75	21,300
Stock Grant for Services, Shares						7,500
Cancellation of shares	(14,999)					(54)	(14,946)
Cancellation of shares, Shares						(5,455)
Merger Closing	(58)						(58)
Net loss	(9,417,958)							(9,417,958)
Ending Balance at Dec. 31, 2012	$ (2,829,441)					$ 111,226	$ 54,908,226	$ (57,848,893)
Ending Balance, Shares at Dec. 31, 2012						11,122,573